Other disclosures - Schedule of offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 335,242	€ 341,365	€ 329,088
Gross amount of financial assets offset in the balance sheet	(131,982)	(150,047)	(167,383)
Net amount of financial assets presented in the balance sheet	203,260	191,318	161,705
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	358,625	368,205	358,968
Gross amount of financial liabilities offset in the balance sheet	(131,982)	(150,047)	(167,383)
Net amount of financial liabilities presented in the balance sheet	226,643	218,158	191,585
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	111,664	145,064	146,128
Gross amount of financial liabilities offset in the balance sheet	(55,447)	(82,559)	(87,883)
Net amount of financial liabilities presented in the balance sheet	56,217	62,505	58,245
Reverse repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	246,961	223,141	212,840
Gross amount of financial liabilities offset in the balance sheet	(76,535)	(67,488)	(79,500)
Net amount of financial liabilities presented in the balance sheet	170,426	155,653	133,340
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	117,733	152,331	149,508
Gross amount of financial assets offset in the balance sheet	(55,447)	(82,559)	(87,883)
Net amount of financial assets presented in the balance sheet	62,286	69,772	61,625
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	217,509	189,034	179,580
Gross amount of financial assets offset in the balance sheet	(76,535)	(67,488)	(79,500)
Net amount of financial assets presented in the balance sheet	€ 140,974	€ 121,546	€ 100,080